Inventory (Details) - Schedule of Inventory - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventory [Abstract]
Raw materials	$ 474,124	$ 279,514
Work in progress	290,080	147,906
Finished goods	214,344	68,247
Total inventory	$ 978,548	$ 495,667	$ 230,145